Fair Value Measurements - Schedule of Available-for-sale debt investments (Detail) - Available-for-sale Securities [Member] ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Begining Balance	¥ 3,970		¥ 1,167
Additions	5		2,785
Disposals	(500)		(20)
Reclassification	412
Conversion to equity investment	(1,355)
Share of losses in excess of equity method investment in ordinary shares	(82)
Net unrealized fair value increase recognized in other comprehensive income	153		91
Accrued interest	68		48
Impairment			(81)
Foreign currency translation adjustments	(64)		(20)
Ending balance	¥ 2,607	$ 400	¥ 3,970